Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 07, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Temporary equity dividend rate percentage		8.00%	8.00%
Temporary equity aggregate dividend		$ 0	$ 0	$ 0
Temporary equity mandatory conversion price per share		$ 39.5628	$ 39.5628
Estimated proceeds from firm underwritten public offering minimum		$ 75,000	$ 75,000
Preferred stock, issued		6,825,483	6,825,483	6,825,483
Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, par value	$ 38,000
Payments of stock issuance costs	$ 11,966
Series A-1 and Series A-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity conversion price per share optional conversion		$ 13.1876	$ 13.1876
Series A-3 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity conversion price per share optional conversion		$ 10.55008	$ 10.55008
Preferred stock, issued		696,516	696,516	696,516
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Series A-4 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity conversion price per share optional conversion		$ 11.20946	$ 11.20946
Preferred stock, issued		361,659	361,659	361,659
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Series A-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, issued		4,118,120	4,118,120	4,118,120
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Series A-1 Preferred Stock [Member] | Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, issued	2,446,372
Preferred stock, par value	$ 13.1876
Series A-2 Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, issued		1,649,188	1,649,188	1,649,188
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Series A-2 Preferred Stock [Member] | Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, issued	437,282
Preferred stock, par value	$ 13.1876